NB Crossroads Private Markets Fund V (TE) Advisory LP (the “TE Advisory Fund”) invests substantially all of its assets in NB Crossroads Private Markets Fund V Holdings LP (the “Master Fund”) through its consolidated subsidiary, NB Crossroads Private Markets Fund V (Offshore), Advisory LP. The percentage of the Master Fund’s partners’ capital owned by the TE Advisory Fund at June 30, 2021 was 7.37%. The TE Advisory Fund has included the Master Fund’s schedule of investments as of June 30, 2021, below. The Master Fund’s schedule of investments was also filed on Form NPORT-EX with the Securities and Exchange Commission on August 27, 2021.

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

June 30, 2021 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value

Large-cap Buyout (27.60%)
Advent International GPE IX Limited Partnership	Primary	10/2019-03/2021	North America	$4,111,927	$8,859,294
EQT VIII Co-Investment (H) SCSp	Co-Investment	09/2019	North America	1,202,449	3,722,567
Green Equity Investors, VIII, L.P.	Primary	12/2020-05/2021	North America	4,923,888	5,089,263
H&F Unite Partners, L.P.	Co-Investment	05/2019	North America	1,300,841	1,876,580
Hellman & Friedman Capital Partners IX, L.P.	Primary	04/2020-02/2021	North America	4,539,012	5,748,583
KKR Ascend Co-Invest L.P.	Co-Investment	05/2019	North America	2,600,000	3,120,000
KKR Banff Co-Investment L.P.	Co-Investment	10/2018	North America	2,250,000	3,375,000
KKR European Fund V (USD) SCSp	Primary	01/2020-05/2021	Europe	6,178,300	7,508,902
KKR Parrot Co-Invest, L.P.	Co-Investment	12/2019	Australia	3,300,000	5,520,829
KKR Precise Co-Invest L.P.	Co-Investment	05/2019	Europe	4,500,000	9,325,175
KKR Starlight Co-Invest II L.P.	Co-Investment	12/2018	North America	2,250,000	3,288,431
NB Bluebird S.à.r.l. (F)	Co-Investment	11/2019	Europe	3,435,491	21,025,207
NB Horoscope Aggregator II LP	Co-Investment	06/2021	Europe	1,521,831	1,472,637
NB HUB Aggregator LP	Co-Investment	11/2018	North America	1,518,945	2,209,453
PAI Strategic Partnerships SCSp	Secondary	12/2019-12/2020	Europe	4,603,878	5,763,118
TPG Healthcare Partners, L.P.	Primary	12/2019-06/2021	North America	258,730	786,647
TPG Partners VIII, L.P.	Primary	12/2019-04/2021	North America	927,026	1,888,638
Vertex Aggregator LP	Co-Investment	08/2018-09/2020	North America	1,238,944	1,560,869
				50,661,262	92,141,193
Small and Mid-cap Buyout (52.17%)
Ada Holdco LP	Co-Investment	10/2019-11/2019	North America	3,372,792	4,900,804
Advent Global Technology Limited Partnership	Primary	03/2020-05/2021	North America	7,170,000	9,168,748
AEA Investors Fund VII, L.P.	Primary	10/2019-05/2021	North America	3,562,583	3,646,006
Aquiline Financial Services Fund IV L.P.	Primary	12/2019-06/2021	North America	6,293,628	6,922,991
Aquiline Relation Co-Invest L.P.	Co-Investment	07/2019-10/2019	North America	1,701,611	3,036,427
ARL Holdings, LLC (F)	Co-Investment	04/2019-11/2019	North America	1,572,236	2,515,578
Arsenal Capital Partners Fund V LP	Primary	07/2019-03/2021	North America	8,010,142	10,607,480
Arsenal IO Co-Invest 1 LP	Co-Investment	07/2019-04/2021	North America	2,559,529	3,235,208
Athyrium ICH Holdings LP (F)	Co-Investment	10/2019	North America	890,546	2,712,498
BRI Investments LLC (F)	Co-Investment	08/2019	North America	2,800,000	2,800,000
BU Adhesives Co-Investment III SCSP	Co-Investment	01/2019	Europe	1,289,998	1,788,425
Buzzard Midstream Infrastructure Co-Invest Pooling, L.P	Co-Investment	03/2019-11/2020	North America	4,080,259	3,896,305
Carlyle Prime Coinvestment, L.P.	Co-Investment	10/2019-04/2021	North America	1,292,673	1,761,829
CB Nike TopCo, LP (F)	Co-Investment	10/2019	Middle East	579,710	2,700,000
Charlesbank Technology Opportunities Fund, Limited Partnership	Primary	05/2020-05/2021	North America	2,387,737	4,900,000
Elm Bidco, L.P.	Co-Investment	02/2019-09/2020	North America	2,472,819	2,462,722
Greenbriar Coinvestment BDP, L.P.	Co-Investment	12/2018	North America	918,128	2,789,331
Holley Parent Holdings, LLC (F)	Co-Investment	10/2018	North America	1,900,000	4,883,000
Marmor Co-Investment, L.P.	Secondary	09/2019-01/2021	Europe	5,877,619	7,261,913
NB Mafalda S.a.r.l (F)	Co-Investment	07/2019	Europe	4,535,505	6,154,093
Oak Hill Capital Partners V, L.P.	Primary	12/2020-06/2021	North America	3,852,456	4,325,971
Oakley Capital IV-B SCSP	Primary	05/2019-06/2021	Europe	4,506,948	5,767,958
Plaskolite PPC Investor LLC	Co-Investment	12/2018	North America	1,400,000	2,237,982
Quadria Capital Fund II, L.P.	Primary	06/2019-06/2021	Asia	5,168,272	5,111,224
RCP Artemis Co-Invest, L.P.	Co-Investment	07/2019	North America	3,102,923	5,704,000
Rey de la Carne, L.P.	Co-Investment	11/2019-10/2020	North America	4,841,527	4,597,435
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018-06/2021	North America	2,091,683	3,276,808
SS Acquisitions, Inc. (F)	Co-Investment	09/2019-02/2021	North America	360,050	4,911,988
Summit Partners Growth Equity Fund X-A, L.P.	Primary	03/2020-06/2021	North America	6,208,802	8,214,447
The Veritas Capital Fund VII, L.P.	Primary	09/2020-06/2021	North America	7,015,021	9,479,701
THL Equity Fund VIII Investors (Agiliti), L.P.	Co-Investment	01/2019	North America	3,346,924	12,301,335
THL Equity Fund VIII Investors (Automate), L.P.	Co-Investment	07/2019	Europe	2,308,078	13,364,734
Thomas H. Lee Equity Fund VI (2019), L.P.	Secondary	06/2019-01/2021	North America	-	2,290
VB Target L.P.	Co-Investment	01/2020	Asia	1,162,922	1,144,909
Wind Point Partners CV1, L.P.	Secondary	09/2018-12/2019	North America	2,766,410	5,600,000
				111,399,531	174,184,140

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

June 30, 2021 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value

Special Situations (7.56%)
American Industrial Partners Capital Fund VII, L.P.	Primary	10/2019-04/2021	North America	5,062,613	5,130,610
Amulet Capital OHPE Co-Invest, L.P.	Co-Investment	03/2019-10/2019	North America	4,527,984	9,574,127
Centerbridge Special Credit Partners, L.P.	Secondary	02/2019-06/2021	North America	708,067	400,000
Cerberus AIR Partners, L.P.	Co-Investment	02/2019	Europe	3,031,221	2,944,383
Dragon Co-Investment Partners, L.P.	Co-Investment	09/2019-03/2021	North America	125,240	419,935
East Private Investments, LLC (F)	Co-Investment	07/2019	North America	2,800,000	3,360,000
Verscend Intermediate Holding Corp. (F)	Co-Investment	08/2018	North America	3,107,353	3,412,582
				19,362,478	25,241,637
Venture Capital (14.53%)
3L Capital Fund I, LP	Primary	04/2019-12/2020	North America	5,196,674	17,560,360
GGV Capital VII L.P.	Primary	01/2019-05/2021	North America	3,390,800	4,783,839
GGV Capital VII Plus L.P.	Primary	05/2019-04/2021	North America	945,700	1,168,672
GGV Discovery Fund II, L.P.	Primary	01/2019-06/2021	North America	2,028,000	3,193,151
Level Equity Growth Partners IV, L.P.	Primary	11/2018-05/2021	North America	4,139,197	6,766,785
Lightspeed China Partners IV, L.P.	Primary	10/2019-06/2021	Asia	1,450,000	2,101,686
Lightspeed China Partners Select I, L.P.	Primary	04/2019-04/2021	Asia	1,396,922	2,084,213
TA XIII-A, L.P.	Primary	12/2019-06/2021	North America	7,463,358	10,839,225
				26,010,651	48,497,931

Total Investments (cost $207,433,922) (101.86%)					340,064,901
Other Assets & Liabilities (Net) (-1.86%)					(6,172,485)
Partners' Capital - Net Assets (100.00%)					$333,892,416

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at June 30, 2021 aggregated $207,433,922. Total fair value of illiquid and restricted securities at June 30, 2021 was $340,064,901 or 101.86% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.

Valuation of Investments

The Master Fund computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by Neuberger Berman Investment Advisers LLC (the “Registered Investment Adviser”) and NB Alternatives Advisers LLC (the “Sub-Adviser”) in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Directors of the registrant (the “Board”).

The Board has approved the Procedures pursuant to which the Master Fund values its interests in the portfolio funds (the “Portfolio Funds”) and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Master Fund.  The value of the Master Fund’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820: Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Master Fund’s investment in the Portfolio Fund based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10 “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-40 to 54 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund's results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Partners’ Capital – Net Assets by level within valuation hierarchy as of June 30, 2021:

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$21,025,207	$71,115,986	$92,141,193
Small and Mid-cap Buyout	-	-	23,964,659	150,219,481	174,184,140
Special Situations	-	-	6,772,582	18,469,055	25,241,637
Venture	-	-	-	48,497,931	48,497,931
Total	$-	$-	$51,762,448	$288,302,453	$340,064,901

Significant Unobservable Inputs

As of June 30, 2021, the Master Fund had investments valued at $340,064,901. The fair value of investments valued at $288,302,453 in the Master Fund's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of June 30, 2021:

			Unobservable Inputs
Investments	Fair Value 06/30/2021	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]

Large-cap Buyout	$21,025,207	Market Approach	LTM EBITDA	12.6x	N/A

Small and Mid-cap Buyout	19,052,671	Market Approach	LTM EBITDA	9.0x - 16.0x	11.2x

Small and Mid-cap Buyout	4,911,988	Recent transactional value	N/A	N/A	N/A

Special Situations	6,772,582	Market Approach	LTM EBITDA	17.1x - 18.2x	17.7x

Total	$51,762,448

1 Inputs weighted based on fair value of investments in range.

During the period ended June 30, 2021 purchases and sales from Level 3 investments were as follows:

Purchases	Sales
$-	$1,096,060

During the period ended June 30, 2021 unrealized appreciation and realized gains from Level 3 investments were $17,704,725 and $1,096,060, respectively.

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the period ended June 30, 2021.

The estimated remaining life of the Master Fund’s Portfolio Funds as of June 30, 2021 is one to ten years, with the possibility of extensions by each of the Portfolio Funds.